SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2011	May 31, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Share Options	Dec. 31, 2014 Restricted shares	Dec. 31, 2014 Maximum	Dec. 31, 2014 USD USD ($)	Dec. 31, 2014 RMB USD ($)	Dec. 31, 2014 RMB CNY	Dec. 31, 2014 EUR USD ($)	Dec. 31, 2014 EUR EUR (€)	Dec. 31, 2014 GBP USD ($)	Dec. 31, 2014 GBP GBP (£)	Dec. 31, 2014 JPY USD ($)	Dec. 31, 2014 JPY JPY (¥)	Dec. 31, 2014 In PRC USD USD ($)	Dec. 31, 2014 In PRC RMB CNY	Dec. 31, 2014 In PRC EUR EUR (€)	Dec. 31, 2014 In PRC JPY JPY (¥)	Dec. 31, 2014 In European Union USD USD ($)	Dec. 31, 2014 In European Union EUR EUR (€)	Dec. 31, 2014 In European Union GBP GBP (£)	Dec. 31, 2014 United States USD USD ($)	Dec. 31, 2014 In Asian Pacific USD USD ($)	Dec. 31, 2014 In Asian Pacific RMB CNY	Dec. 31, 2014 In Asian Pacific EUR EUR (€)	Dec. 31, 2014 In Asian Pacific JPY JPY (¥)
Warranty period one of solar modules for defects in materials and workmanship		2 years	5 years
Warranty period of solar modules in relation to minimum power output			25 years
Warranty period two of solar modules for defects in materials and workmanship		5 years	10 years
Linear performance warranty of maximum decrease in module power output per year (as a percent)	0.70%
Warranty accrual rate as a percent of revenue			1.00%
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency									$ 255,000,000		1,096,000,000		€ 46,000,000		£ 16,000,000		¥ 1,701,000,000	$ 182,000,000	1,092,000,000	€ 31,000,000	¥ 275,000,000	$ 17,000,000	€ 14,000,000	£ 16,000,000	$ 37,000,000	$ 19,000,000	4,000,000	€ 1,000,000	¥ 1,426,000,000
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent			179,285,684	154,134,399					255,000,000	179,000,000		57,000,000		26,000,000		14,000,000
Cash and cash equivalents and restricted cash held in major financial institutions (as a percent)			98.00%
Cash and cash equivalents and restricted cash held in major financial institutions			531,368,498
Concentrations of credit risk
Term of foreign currency derivative contracts								6 months
Derivative financial instruments
Derivatives gain			3,422,052	2,180,418	8,541,721
Earnings (loss) per share
Net (loss) income attributable to Trina Solar Limited shareholders - basic			59,337,685	(72,025,935)	(266,555,392)
Additional interest expenses			4,167,495
Net (loss) income attributable to Trina Solar Limited shareholders - diluted			$ 63,505,180	$ (72,025,935)	$ (266,555,392)
Weighted average number of ordinary shares outstanding - basic			3,881,503,977	3,553,552,756	3,534,829,694
Plus incremental weighted average number of ordinary shares from assumed conversion of share-based compensation using the treasury stock method						43,275,906	15,974,916
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes due June 2019 using the if-converted method (see Note 11)			333,940,033
Weighted average number of ordinary shares outstanding - diluted			4,274,694,832	3,553,552,756	3,534,829,694
(Loss) earnings per ordinary share from operations - basic			$ 0.02	$ (0.02)	$ (0.08)
(Loss) earnings per ordinary share from operations - diluted			$ 0.01	$ (0.02)	$ (0.08)